Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 424,880	$ 83,591	$ 341,303
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
(Losses) gains on cash flow hedges (net of $11,197 tax benefit in 2025, $30,145 tax expense in 2024 and $18,344 tax benefit in 2023)	(32,185)	86,698	(52,755)
Reclassification adjustments on cash flow hedges (net of $11,775 tax expense in 2025, $29,102 tax benefit in 2024 and $17,183 tax expense in 2023)	33,786	(83,696)	49,417
Cash flow hedges (net of $578 tax expense in 2025, $1,043 tax expense in 2024 and $1,161 tax benefit in 2023)	1,601	3,002	(3,338)
Net investment hedge	(43,528)	24,552	(18,396)
Gain (loss) on pension (net of $170 tax expense in 2025, $227 tax benefit in 2024 and $72 tax expense in 2023)	119	(530)	167
Foreign currency translation adjustments	139,038	(67,733)	(8,172)
Other comprehensive income (loss)	97,230	(40,709)	(29,739)
Comprehensive income	$ 522,110	$ 42,882	$ 311,564